Insurance contracts and private pension (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Premiums and contributions	R$ 18,122	R$ 15,023	R$ 14,804
Group Accident Insurance [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	973	883	847
Individual Accident [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	149	175	187
Disability Savings Pension [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	292	240	258
Plan Generator of Benefits [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	2,974	2,460	2,235
Credit Life [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	1,412	1,008	624
Random Events [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	216	192	195
Multiple Risks [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	645	542	370
MortagageInsuranceinMarketPoliciesCreditLifeInsurance [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	571	437	339
Traditional Insurance [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	123	128	117
VGBL [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	8,496	7,054	8,022
Group Life [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	1,422	1,165	955
Other Lines [Member]
IfrsStatementLineItems [Line Items]
Premiums and contributions	R$ 849	R$ 739	R$ 655